Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Item 402(x) of Regulation S-K
We are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information. It is our policy that neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. During fiscal 2025, there were no stock option or stock appreciation right awards granted to any named executive officers within four business days preceding, or one business day after, the filing of any report on Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is our policy that neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false